DEBT AND CREDIT AGREEMENTS - Principal Payments on Long-Term Debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 1,546
2027	6,731
2028	1,588
2029	2,002
2030	2,830
Thereafter	14,349
Total Long-term debt and current related maturities	$ 29,046